Average Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Defense and Aerospace Portfolio	Apr. 29, 2024
Select Defense and Aerospace Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	16.21%
Past 5 years	9.91%
Past 10 years	9.70%
Select Defense and Aerospace Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.48%
Past 5 years	8.46%
Past 10 years	8.16%
Select Defense and Aerospace Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.78%
Past 5 years	7.67%
Past 10 years	7.57%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1507
Average Annual Return:
Past 1 year	14.82%
Past 5 years	11.11%
Past 10 years	12.00%